Stock-Based Compensation (Details 2) - Omnibus Incentive Plan 2014 - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Number of Shares
Balance at the beginning		870,000
Granted		2,393,501
Expired		(48,000)
Forfeited		(427,000)
Balance at the ending		9,142,273	870,000
Stock options
Number of Shares
Balance at the beginning		1,130,000
Granted		1,750,000
Expired		(48,000)
Forfeited		(427,000)
Balance at the ending		2,405,000	1,130,000
Exercisable		859,417
Vested and Expected to Vest		2,405,000
Weighted Average Remaining Contractual Term (Years)		8 years 8 months 16 days	6 years 10 months 21 days
Weighted Average Remaining Contractual Term (Years), Exercisable		7 years 4 months 21 days
Weighted Average Remaining Contractual Term (Years), Vested and Expected to Vest		8 years 8 months 16 days
Aggregate Intrinsic Value	[1]	$ 182,000
Aggregate Intrinsic Value, Exercisable	[1]	36,458
Aggregate Intrinsic Value, Vested and Expected to Vest	[1]	$ 182,000
Weighted Average Exercise Price
Balance at the beginning		$ 0.60
Exercise Price		0.30
Expired		2.57
Forfeited		0.66
Balance at the ending		0.33	$ 0.60
Exercisable		0.37
Vested and expected to vest		$ 0.33

[1]	During the year ended December 31, 2017, warrants issued to service providers for consulting services were valued at $30,000 and were recorded as a Prepaid expense and amortized over the service period.